Derivative Financial Instruments - Summary of Fair Values and Notional Amounts of DFIs that were designated as non-hedges (Detail) $ in Thousands	Dec. 31, 2020 MXN ($) MMB	Dec. 31, 2019 MXN ($) MMB
Disclosure of detailed information about hedging instruments [line items]
Fair Value	$ 17,896,918	$ (3,781,263)
Interest Rate Swaps Position One [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	9,350,953	11,189,338
Fair Value	(330,814)	(79,096)
Interest Rate Swaps Position Two [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	9,724,991	11,024,442
Fair Value	(370,094)	(9,181)
Cross Currency Swaps Position One [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	33,513,214	37,742,553
Fair Value	6,834,051	3,116,439
Cross Currency Swaps Position Two [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		12,419,108
Fair Value		(1,403,975)
Cross Currency Swaps Position Three [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	4,814,650	4,548,319
Fair Value	505,772	316,373
Cross Currency Swaps Position Four [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	15,277,498	14,432,394
Fair Value	761,958	(523,552)
Cross Currency Swaps Position Five [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	277,574,150	292,557,157
Fair Value	9,177,152	(5,606,276)
Cross Currency Swaps Position Six [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	9,781,187	9,204,373
Fair Value	712,072	526,632
Cross Currency Swaps Position Seven [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	10,300,166	20,729,537
Fair Value	913,809	797,159
Cross Currency Swaps Position Eight [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	11,802,848	11,149,951
Fair Value	126,965	(9,852)
Currency Options Position One [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	15,456,770	13,881,133
Fair Value	14,918	123,244
Currency options position two [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	121,240,404	105,123,586
Fair Value	3,167,805	360,731
Currency options position three [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	12,271,443	11,242,387
Fair Value	(85,994)	(81,137)
Currency options position four [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	8,225,571	7,116,252
Fair Value	(70,196)	(74,535)
Currency options position five [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	104,181,452	66,560,662
Fair Value	(2,118,100)	(1,223,283)
Interest Rate Swaps Position Three [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	482,561	768,561
Fair Value	$ (11,199)	$ (10,954)
Futures [member] | Exchange trade [member]
Disclosure of detailed information about hedging instruments [line items]
Volume | MMB	0.64	2.4
Fair Value	$ (32,340)	$ (124,835)
Petroleum product swaps [member] | Exchange trade [member]
Disclosure of detailed information about hedging instruments [line items]
Volume | MMB	(1.48)	4.3
Fair Value	$ (95,572)	$ (318,410)
Interest Rate Options Position One [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	49,871,750
Fair Value	$ (1,331,187)
Crude Oil Options Position One [Member]
Disclosure of detailed information about hedging instruments [line items]
Volume | MMB	55.20	85.05
Fair Value	$ (1,266,940)	$ (1,372,577)